G. Stock-Based Compensation (Details 4)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	154.91%	154.61%	156.00%	146.00%
Risk-free interest rate	0.86%	0.86%	0.86%	0.90%
Expected term	5 years 3 months 7 days	5 years 3 months 7 days	5 years 3 months 7 days	5 years 2 months 23 days